CALDWELL & ORKIN - GATOR CAPITAL LONG/SHORT FUND
SCHEDULE OF INVESTMENTS
July 31, 2020 (Unaudited)

COMMON STOCKS — LONG — 90.99%	Shares	Fair Value

Application Software — 0.99%
BlackBerry Ltd.(a)	28,000	$132,720

Banks — 14.56%
BankUnited, Inc.	14,000	281,960
CIT Group, Inc.	2,700	51,219
Citizens Financial Group, Inc.	10,500	260,505
ConnectOne Bancorp, Inc.	7,000	96,530
OFG Bancorp	21,400	279,912
Pinnacle Financial Partners, Inc.	4,300	170,366
Popular, Inc.	7,000	259,770
Sterling Bancorp	19,500	219,375
Western Alliance Bancorp.	9,200	330,740
		1,950,377
Casinos & Gaming — 4.28%
Las Vegas Sands Corp.	6,000	261,840
Melco Resorts & Entertainment Ltd. - ADR	12,000	197,520
MGM Resorts International	7,000	112,630
		571,990
Coal Mining — 1.19%
SunCoke Energy, Inc.	50,000	159,500

Communications Equipment — 1.90%
Juniper Networks, Inc.	10,000	253,800

Computer Hardware & Storage — 2.34%
Dell Technologies, Inc., Class C(a)	4,000	239,320
Hewlett Packard Enterprise Company	7,500	74,025
		313,345
Consumer Finance — 13.85%
Ally Financial, Inc.	13,000	261,300
Capital One Financial Corp.	4,600	293,480
Navient Corp.	45,300	360,588
OneMain Holdings, Inc.	14,000	401,800
SLM Corp.	38,000	257,260
Synchrony Financial	12,600	278,838
		1,853,266
Diversified Banks — 6.18%
Barclays PLC, Sponsored - ADR	59,000	309,160
Citigroup, Inc.	5,300	265,053

See accompanying notes which are an integral part of this schedule of investments.

CALDWELL & ORKIN - GATOR CAPITAL LONG/SHORT FUND
SCHEDULE OF INVESTMENTS - continued
July 31, 2020 (Unaudited)

COMMON STOCKS — LONG — 90.99% - continued	Shares	Fair Value
Diversified Banks — 6.18% - continued
Deutsche Bank AG(a)	28,500	$254,220
		828,433
Film & TV — 1.75%
ViacomCBS, Inc., Class B	8,958	233,535

Institutional Brokerage — 6.68%
Credit Suisse Group AG - ADR	42,000	443,520
Interactive Brokers Group, Inc., Class A	3,700	183,520
Jefferies Financial Group, Inc.	16,500	267,300
		894,340
Investment Management — 6.53%
BrightSphere Investment Group, Inc.	15,900	213,696
Goldman Sachs Group, Inc. (The)	2,100	415,716
Morgan Stanley	5,000	244,400
		873,812
Life Insurance — 1.23%
Lincoln National Corp.	4,400	163,988

Local TV & Radio Broadcast — 0.54%
Entercom Communications Corp., Class A	52,000	72,800

Lodging — 3.78%
BBX Capital Corp.(a)	36,380	506,410

Mortgage Finance — 7.68%
Federal National Mortgage Association(a)	68,500	134,945
MGIC Investment Corp.	28,900	239,003
Mr. Cooper Group, Inc.(a)	800	13,064
New Residential Investment Corp.	13,500	107,055
PennyMac Financial Services, Inc.	11,000	530,859
		1,024,926
P&C Insurance — 3.52%
Ambac Financial Group, Inc.(a)	18,700	239,360
NMI Holdings, Inc., Class A(a)	15,000	232,800
		472,160
Professional Services — 0.87%
H&R Block, Inc.	8,000	116,000

Real Estate Services — 3.89%
Cushman & Wakefield PLC(a)	3,000	32,100

See accompanying notes which are an integral part of this schedule of investments.

CALDWELL & ORKIN - GATOR CAPITAL LONG/SHORT FUND
SCHEDULE OF INVESTMENTS - continued
July 31, 2020 (Unaudited)

COMMON STOCKS — LONG — 90.99% - continued	Shares	Fair Value
Real Estate Services — 3.89% - continued
Realogy Holdings Corp.(a)	54,000	$489,240
		521,340
Retail Reit — 1.21%
Seritage Growth Properties, Class A(a)	4,800	44,688
Site Centers Corp.	16,000	117,280
		161,968
Wealth Management — 8.02%
Ameriprise Financial, Inc.	2,500	384,075
Charles Schwab Corp. (The)	8,625	285,919
TD Ameritrade Holding Corp.	4,500	161,505
UBS Group AG	20,729	242,115
		1,073,614

Total Common Stocks — Long— (Cost $15,159,373)		12,178,324

PREFERRED STOCKS — LONG — 7.59%

Specialty Finance — 7.59%
Ellington Financial, Inc., 6.75%	5,076	104,058
Federal National Mortgage Association, Series R, 7.63%(a)	9,625	138,985
Federal National Mortgage Association, Series T, 8.25%(a)	17,500	135,275
Invesco Mortgage Capital, Inc., Series C, 7.50%	9,916	207,740
MFA Financial, Inc., Series C, 6.50%	16,422	295,432
New Residential Investment Corp., 6.38%	7,170	134,724

Total Preferred Stocks — Long— (Cost $941,958)		1,016,214

WARRANTS — LONG — 0.22%

American International Group, Inc., Expires 01/19/21, Strike Price $44(a)	28,500	29,640

Total Warrants — Long— (Cost $399,180)		29,640

See accompanying notes which are an integral part of this schedule of investments.

CALDWELL & ORKIN - GATOR CAPITAL LONG/SHORT FUND
SCHEDULE OF INVESTMENTS - continued
July 31, 2020 (Unaudited)

MONEY MARKET FUNDS - 0.40%	Shares	Fair Value

First American Treasury Obligations Fund, Class X, 0.07%(b)	53,453	53,453

Total Money Market Funds (Cost $53,453)		$53,453

Total Investments — 99.20% (Cost $16,553,964)		13,277,631

Other Assets in Excess of Liabilities — 0.80%		107,057

NET ASSETS — 100.00%		$13,384,688

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2020.

ADR	- American Depositary Receipt.
ETF	- Exchange-Traded Fund

See accompanying notes which are an integral part of this schedule of investments.

CALDWELL & ORKIN - GATOR CAPITAL LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT
July 31, 2020 (Unaudited)

COMMON STOCKS — SHORT — (18.67)%	Shares	Fair Value

Banks — (10.11)%
City Holding Co.	(2,301)	$(143,720)
Commerce Bancshares, Inc.	(2,200)	(125,972)
Community Bank System, Inc.	(1,350)	(75,911)
CVB Financial Corp.	(10,000)	(180,700)
Glacier Bancorp, Inc.	(1,000)	(35,310)
Independent Bank Corp.	(2,000)	(129,040)
Lakeland Financial Corp.	(3,000)	(132,780)
NBT Bancorp, Inc.	(800)	(23,832)
Southside Bancshares, Inc.	(4,900)	(135,730)
Tompkins Financial Corp.	(1,700)	(109,701)
United Bankshares, Inc.	(4,500)	(118,440)
Westamerica Bancorp.	(2,400)	(144,864)
		(1,356,000)
Consumer Finance — (2.04)%
American Express Co.	(1,300)	(121,316)
LendingClub Corp.(a)	(29,000)	(151,380)
		(272,696)
Industrial REITs — (2.25)%
Duke Realty Corp.	(7,500)	(301,425)

P&C Insurance — (1.52)%
Lemonade, Inc.(a)	(3,500)	(203,630)

Private Equity — (1.99)%
Blackstone Group LP (The), Class A	(5,000)	(266,400)

Specialty Reit — (0.76)%
Iron Mountain, Inc.	(3,600)	(101,484)

Total Common Stocks - Short (Proceeds Received $2,540,077)		(2,501,635)

See accompanying notes which are an integral part of this schedule of investments.

CALDWELL & ORKIN - GATOR CAPITAL LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT - continued
July 31, 2020 (Unaudited)

EXCHANGE-TRADED FUNDS — SHORT — (5.75)%	Shares	Fair Value

Direxion Daily Financial Bear 3X Shares	(8,000)	(123,600)
Direxion Daily Regional Banks Bull 3x Shares	(12,000)	(645,480)
		(769,080)

Total Exchange-Traded Funds (Cost $(926,129))		$(769,080)

TOTAL SECURITIES SOLD SHORT - (24.42)% (Proceeds Received $3,466,206)		$(3,270,715)

(a)	Non-income producing security.

ADR	- American Depositary Receipt.

As of July 31, 2020, the net unrealized appreciation (depreciation) of investments, including short securities, for tax purposes was as follows:

Unrealized appreciation	$757,980
Unrealized depreciation	(4,387,962)
Net unrealized depreciation on investments	(3,629,982)

Aggregate cost of securities for federal income tax purposes	$13,636,898

See accompanying notes which are an integral part of this schedule of investments.

Caldwell & Orkin – Gator Capital Long/Short Fund

Related Notes to Schedule of Investments

July 31, 2020 (Unaudited)

The Caldwell & Orkin – Gator Capital Long/Short Fund (the “Fund”), formerly the Caldwell & Orkin Market Opportunity Fund, is the only investment portfolio of The Caldwell & Orkin Funds, Inc. (the “Company”), an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and incorporated under the laws of the State of Maryland on August 15, 1989. The Fund’s investment objective is to provide long-term capital growth with a short-term focus on capital preservation. Gator Capital Management, LLC (the “Adviser”) is the Fund’s investment adviser.

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation

Securities are stated at the closing price on the date at which the net asset value (“NAV”) is being determined. If the date of determination is not a trading date, or the closing price is not otherwise available, the last bid price is used for a fair value instead. Debt securities are valued at the price provided by an independent pricing service. Any assets or securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”) in accordance with the Fund’s Fair Value Pricing Policy.

Securities Transactions and Related Investment Income

The Fund follows industry practice and records securities transactions on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined using the specific identification method. Interest income which includes amortization of premium and accretion of discount, is accrued as earned.

Fair Value Measurements

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

Level 2 – quoted prices which are not active quoted prices for similar assets or liabilities in active markets or inputs other than quoted process that are observable (either directly or indirectly) for substantially the full term of the asset of liability

Caldwell & Orkin – Gator Capital Long/Short Fund

Related Notes to Schedule of Investments

July 31, 2020 (Unaudited)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The following is a summary of the inputs used as of July 31, 2020 in valuing the Fund’s investments:

Investments in Securities*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$12,178,324	$—	$—	$12,178,324
Preferred Stocks	1,016,214	—	—	1,016,214
Warrants	29,640	—	—	29,640
Money Market Funds	53,453	—	—	53,453
Total	$13,277,631	$—	$—	$13,277,631

Liabilities
Securities Sold Short
Common Stocks	$(2,501,635)	$—	$—	$(2,501,635)
Exchange-Traded Funds	(769,080)	—	—	(769,080)
Total	$(3,270,715)	$—	$—	$(3,270,715)

*	For detailed industry descriptions, see the accompanying Schedule of Investments.

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Short Sales and Segregated Cash

Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To initiate such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date, completing the transaction.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized. The Fund maintains the collateral in segregated accounts consisting of cash and/or U.S. Government securities sufficient to collateralize the market value of its short positions. Typically, the segregated cash with brokers and other financial institutions exceeds the minimum required. Deposits with brokers for securities sold short are invested in money market instruments. Segregated cash is held at the custodian in the name of the broker per a tri-party agreement between the Fund, the custodian, and the broker.

The Fund may also sell short “against the box”, i.e., the Fund enters into a short sale as described above, while holding an offsetting long position in the same security which it sold short. If the Fund enters into a short sale against the box, it will segregate an equivalent amount of securities owned by the Fund as collateral while the short sale is outstanding.

The Fund targets a net exposure of its short positions (excluding short sales “against the box”) to 60% of the Fund’s total net assets. At July 31, 2020, the Fund had approximately 24.42% of its total net assets in short positions.